Instruments eligible as capital (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Instruments Eligible As Capital
Issuance amount				$ 18,824,000
Fixed interest rate	12.80%
Changes in fair value	$ 1,051	$ 219	$ 249
Fair value changes and interests	$ 3,580	$ 1,984	$ 3,491